Equity - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares
Statement Line Items [Line Items]
Granted during the period	755,750
Forfeited during the period	28,000
Exercised during the period
Expired during the period
Outstanding at the end of the period	727,750
Exercisable at the end of the period
Cost | €	€ 183,000
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Outstanding at the beginning of the period	1,496,985	1,252,000
Granted during the period		333,485
Forfeited during the period	215,500	88,500
Exercised during the period	260,000
Expired during the period
Outstanding at the end of the period	1,021,485	1,496,985
Exercisable at the end of the period
Weighted average of remaining contractual life	35 months	44 months
Cost | €	€ 293,000	€ 360,000
2015 Share Option Programme [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 2.25	€ 2.25
2015 Share Option Programme [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 6.708	€ 6.708